LOANS TO JOINT VENTURES	12 Months Ended
Dec. 31, 2021
LOANS TO JOINT VENTURES [Abstract]
LOANS TO JOINT VENTURES
10	LOANS TO JOINT VENTURES

	2021	2020
	US$’000	US$’000

Current assets:
Loans to joint ventures	10	798

US$10,000 (2020: US$798,000) of loans to a joint venture is unsecured and did not bear interest in 2021 and 2020. The loan is expected to be repaid within 12 months from the end of the reporting period. The carrying value of the loans at year end approximates the fair value.

For the purpose of impairment assessment for these receivables, the loss allowance is measured at lifetime ECL. In determining the ECL, management has taken into account the provision of losses that arose from the Group’s share of losses in joint venture that were in excess of the Group’s cost of investment in joint ventures (Note 16) and any additional loss allowance required based on the expected recovery from the loan.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2021	2020
	US$’000	US$’000
Balance as at 1 January	-	1,552
Loss allowance recognised in profit or loss on changes in credit risk	-	271
Amount written off	-	(1,823)
Balance as at 31 December	-	-

The last remaining joint venture is in the process of being liquidated following the sale of the assets in 2019. The loan was reduced to US$10,000 in 2021 and no further losses were recorded against the outstanding amount.